Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Net remeasurement of post employment plans
Group	£ 16	£ 38	£ 33
Associates and joint ventures	3	(14)	2
Tax on post employment plans	(46)	(21)	1
Other comprehensive income that will not be reclassified to profit or loss, net of tax, Total	(27)	3	36
Exchange differences on translation of foreign operations
Group	(1,233)	(104)	274
Associates and joint ventures	(240)	82	19
Non-controlling interests	(173)	(37)	55
Net investment hedges	810	(227)	(93)
Exchange loss recycled to the income statement
On translation of foreign operations	0	4	0
Tax on exchange differences – group	(9)	4	(19)
Tax on exchange differences – non-controlling interests	(1)	0	0
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, associates and joint ventures	(1)	6	(6)
Tax on effective portion of changes in fair value of cash flow hedges	(6)	(23)	(11)
Hyperinflation adjustment	(17)	(18)	(22)
Tax on hyperinflation adjustment	5	4	6
Other comprehensive income that may be reclassified to profit or loss, net of tax, Total	(838)	(167)	251
Other comprehensive (loss)/profit, net of tax, for the year	(865)	(164)	287
Profit for the year	2,799	1,454	3,337
Total comprehensive (loss)/income for the year	1,934	1,290	3,624
Attributable to:
Equity shareholders of the parent company	1,969	1,282	3,392
Non-controlling interests	(35)	8	232
Foreign currency debt risk
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, group	(298)	221	180
– recycled to income statement	175	(75)	(82)
Transaction exposure hedging risk
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, group	101	(43)	(86)
– recycled to income statement	10	42	45
Commodity price risk hedging
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, group	41	(11)	(9)
– recycled to income statement	£ (2)	£ 8	£ 0